Share-Based Compensation - Schedule of share-based compensation expenses of subsidiaries' share-based awards recognized by the group (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	¥ 10,023	$ 1,374	¥ 8,024	¥ 2,228
Cost of revenues [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	65	9	251	469
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	1,115	153	(703)	(675)
Selling and Marketing Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	(1,232)	(169)	104	209
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	¥ 10,075	$ 1,381	¥ 8,372	¥ 2,225